INCOME TAXES	12 Months Ended
Sep. 30, 2024
INCOME TAXES
INCOME TAXES

NOTE 8. INCOME TAXES

BVI

UMeWorld Limited was incorporated in the BVI and, under the current laws of the BVI, are not subject to income taxes.

Hong Kong

UMeLook HK, and UMeZone Adaptive Learning Technology Limited were incorporated and subject to the Hong Kong Profits Tax at the income tax rates ranging from 8.25% to 16.5% on the assessable income arising in Hong Kong during its tax year. No provision for Hong Kong Profits tax has been made as these companies had no taxable income during the years ended September 30, 2022, and 2021

On September 30, 2022, the Company has disposed these two Hong Kong companies to an independent third party.

PRC

The Company’s subsidiaries, WFOE and YouYiXue (Guangzhou) Information Technology Co. Ltd., and VIE, XinYiXun, registered in the PRC are subject to PRC Enterprise Income Tax (“EIT”) of 25% on the taxable income in accordance with the relevant PRC income tax laws. No provision for PRC income tax has been made as these companies had no taxable income during the years ended September 30, 2022, 2021 and 2020.

In December 2021, the VIE contractual arrangements between WFOE, XinYiXun, and the shareholders of XinYiXun was terminated.

The tax effect of material temporary differences representing deferred tax assets is estimated as follows:

As of September 30,
	2024	2023	2022
Deferred tax assets:
Canada	$-	$-	$-
Hong Kong	-	-	-
PRC	-	-	-
Subtotal	-	-	-
Less: Valuation allowance	-	-	-
Net deferred tax assets	$-	$-	$-

The valuation allowance as of September 30, 2023 and 2022 totaled $0 and $0, respectively which consisted primarily of established reserves for deferred tax assets arising from non-capital operating loss carry forwards for our entities in United States and our foreign entities. The tax rates being used to determine deferred tax assets are estimated at 38% for Canada, 25% for mainland China, and 16.5% for Hong Kong.

ASC 740 requires recognition and measurement of uncertain income tax positions using a “more-likely-than-not” approach. The management evaluated the Company’s tax positions and considered that no provision for uncertainty in income taxes was necessary as of September 30, 2023 and 2022.